Business Segments (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Apr. 01, 2015	Mar. 31, 2015 sqmi	Dec. 31, 2014 sqmi	Dec. 31, 2013 sqmi
Business Segments [Abstract]
Service area, square miles		6,000	6,000	6,000
Number of coal fired power plants		5	5	5
Approximate number of retail customers		516,000	516,000	516,000
Approximate Number Of Competitive Retail Customers		259,000	260,000
Approximate number of DPLER customers after MC squared sale	$ 143,000
Electric generation through competitive bid			100.00%
Number of MC Squared Retail Customers		116,000